INTERESTS IN JOINT ARRANGEMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Current Assets	$ 3,931,381	$ 3,441,160
Non-current Assets	11,928,649	11,152,588	$ 11,224,237
Total Joint Arrangement Assets	15,860,030	14,593,748	13,994,600
Current Liabilities	1,261,522	1,579,764
Non-current Liabilities	7,229,093	5,675,013
Equity	7,369,415	7,338,971	7,116,893	$ 6,999,283
Total Joint Arrangement Liabilities	15,860,030	14,593,748
Income	5,329,214	5,954,833	5,238,341
Joint Arrangement Net Income (Loss)	61,970	726,759	$ 270,352
Celulosa y Energia Punta Pereira S.A. [Member]
Statement [Line Items]
Current Assets	346,498	220,699
Non-current Assets	2,158,586	2,044,534
Total Joint Arrangement Assets	2,505,084	2,265,233
Investment Assets	927,110	809,884
Current Liabilities	206,683	204,455
Non-current Liabilities	444,181	441,010
Equity	1,854,220	1,619,768
Total Joint Arrangement Liabilities	2,505,084	2,265,233
Income	859,874	904,853
Expenses	(628,553)	(611,444)
Joint Arrangement Net Income (Loss)	231,321	293,409
Forestal Cono Sur S.A. [Member]
Statement [Line Items]
Current Assets	37,625	23,528
Non-current Assets	172,913	170,443
Total Joint Arrangement Assets	210,538	193,971
Investment Assets	99,656	95,173
Current Liabilities	2,180	1,668
Non-current Liabilities	9,046	1,957
Equity	199,312	190,346
Total Joint Arrangement Liabilities	210,538	193,971
Income	14,041	25,642
Expenses	(5,074)	(19,748)
Joint Arrangement Net Income (Loss)	8,967	5,894
Eufores S.A. [Member]
Statement [Line Items]
Current Assets	148,550	160,708
Non-current Assets	808,647	638,832
Total Joint Arrangement Assets	957,197	799,540
Investment Assets	315,045	315,635
Current Liabilities	209,665	159,988
Non-current Liabilities	117,443	8,282
Equity	630,089	631,270
Total Joint Arrangement Liabilities	957,197	799,540
Income	245,209	284,039
Expenses	(246,332)	(261,683)
Joint Arrangement Net Income (Loss)	(1,123)	22,356
Zona Franca Punta Pereira S.A. [Member]
Statement [Line Items]
Current Assets	5,823	5,482
Non-current Assets	464,151	472,539
Total Joint Arrangement Assets	469,974	478,021
Investment Assets	167,304	171,741
Current Liabilities	115,627	106,676
Non-current Liabilities	19,740	27,863
Equity	334,607	343,482
Total Joint Arrangement Liabilities	469,974	478,021
Income	18,206	17,880
Expenses	(27,081)	(23,975)
Joint Arrangement Net Income (Loss)	$ (8,875)	$ (6,095)